Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of transactions with the major related parties	The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues:
Technology services to Tencent	—	185	244
Total	—	185	244
Cost of revenue:
Cloud technology services from Tencent Group	20,363	17,111	13,963
Payment processing fees to Tencent Group	1,984	1,044	410
Total	22,347	18,155	14,373
Interest income:
Interest income from Jiangxi Chengqianqihou	—	—	404
Total	—	—	404

Schedule of balances with the major related parties

The Group had the following balances with the major related parties:

	As of March 31,
	2024	2025
	RMB	RMB
Due from Jiangxi Chengqianqihou	—	14,630
Due from Tencent Group	587	501
Total	587	15,131
Due to Tencent Group	(5,341)	(3,477)